CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit after income tax expense	$ 3,325	$ 3,648	$ 3,342
Profit after income tax expense, percentage movement from prior period	(9.00%)
Profit after income tax expense, percentage movement from same period of prior year	(1.00%)
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	$ (9)	(557)	(31)
Debt securities measured at fair value through other comprehensive income (FVOCI), percentage movement from prior period	(98.00%)
Debt securities measured at fair value through other comprehensive income (FVOCI), percentage movement from same period of prior year	(71.00%)
Cash flow hedging instruments	$ (39)	49	452
Transferred to income statement:
Debt securities measured at FVOCI	(4)	4	1
Cash flow hedging instruments	$ 214	57	20
Loss allowance on debt securities measured at FVOCI			1
Loss allowance on debt securities measured at FVOCI, percentage movement from same period of prior year	(100.00%)
Exchange differences on translation of foreign operations (net of associated hedges)	$ 87	(138)	(162)
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	$ 5	167	12
Debt securities measured at FVOCI, percentage movement from prior period	(97.00%)
Debt securities measured at FVOCI, percentage movement from same period of prior year	(58.00%)
Cash flow hedging instruments	$ (53)	(35)	(147)
Cash flow hedging instruments, percentage movement from prior period	51.00%
Cash flow hedging instruments, percentage movement from same period of prior year	(64.00%)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	$ 31	(15)	16
Gains/(losses) on equity securities measured at FVOCI (net of tax), percentage movement from same period of prior year	94.00%
Own credit adjustment on financial liabilities designated at fair value (net of tax)	$ (20)	30	(17)
Own credit adjustment on financial liabilities designated at fair value (net of tax), percentage movement from same period of prior year	18.00%
Remeasurement of defined benefit obligation recognised in equity (net of tax)	$ (10)	41	(55)
Remeasurement of defined benefit obligation recognised in equity (net of tax), percentage movement from same period in prior year	(82.00%)
Net other comprehensive income/(expense) (net of tax)	$ 202	(397)	90
Net other comprehensive income/(expense) (net of tax), percentage movement from same period of prior year	124.00%
Total comprehensive income/(expense)	$ 3,527	3,251	3,432
Total comprehensive income/(expense), percentage movement from prior period	8.00%
Total comprehensive income/(expense), percentage movement from same period of prior year	3.00%
Attributable to:
Owners of WBC	$ 3,519	3,252	3,433
Owners of WBC, percentage movement from prior period	8.00%
Owners of WBC, percentage movement from same period of prior year	3.00%
NCI	$ 8	(1)	(1)
Total comprehensive income/(expense)	$ 3,527	$ 3,251	$ 3,432
Total comprehensive income/(expense), percentage movement from prior period	8.00%
Total comprehensive income/(expense), percentage movement from same period of prior year	3.00%